Long-Term Investment and Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Long-Term Investment and Fair Value Measurement [Abstract]
LONG-TERM INVESTMENT AND FAIR VALUE MEASUREMENT

4. LONG-TERM INVESTMENT AND FAIR VALUE MEASUREMENT

As of June 30, 2025 and December 31, 2024, the Group’s long-term investment consists of non-marketable investments with carrying value of $15,098,846 and equity method investment at fair value option with carrying value of $nil.

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other (expenses) income, net in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the six months ended June 30, 2025 and 2024, there were no movement in annual upward or downwards adjustments and impairment recorded in other (expenses) income, net, and included as adjustments to the carrying value of non-marketable investments held as of June 30, 2025 and 2024 based on the observable price in an orderly transaction for the same or similar security of the same issuers.

During the six months ended June 30, 2025 and 2024, the Group did not sell any non-marketable investments or recorded any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis.

The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2025 and December 31, 2024 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	June 30, 2025	December 31, 2024
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(1,520,821)	(1,520,821)
Total carrying value at the end of the period	$15,098,846	$15,098,846

The Group holds 622,600 preferred stock of Alzheon, Inc. (“Alzheon”) with initial cost of $2.6 million. Pursuant to ASC 321-10-35-2, as the investment in Alzheon lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. As of June 30, 2025 and December 31, 2024, re-measurement gain amounted to $12,539,960 have been made to the investment in Alzheon according to the most recent transaction price which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer. The carrying value of the investment with Alzheon was $15,098,846 as of June 30, 2025 and December 31, 2024.

The Group totally recorded $1,520,821 impairment for two investments as of June 30, 2025 and December 31, 2024 since the Group considered the investees’ ability to continue as a going concern and the investment is not recoverable. The carrying value of these two investments was $nil as of December 31, 2024 and 2023, respectively.

The Group did not transfer any non-marketable investments into marketable securities during the six months ended June 30, 2025 and 2024.

For the six months ended June 30, 2025 and year ended December 31, 2024, one of the non-marketable investments with initial cost of $2.6 million and had a carrying value of $15.1 million was pledged for a convertible note issued to a related party (Note 15).

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 — Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. For the year ended December 31, 2023, the Group has determined that the carrying value of the investment is not recoverable and this condition is determined to be other-than-temporary. Consequently, an impairment for the investment of $77,200 has been recognized as of June 30, 2025 and December 31, 2024.

The Company’s involvement with Libra includes equity ownership as mentioned in above and also amounts due from Libra as disclosed in note 12. The primary risks associated with this involvement include potential financial losses due to Libra’s operational performance or inability to generate sufficient cash flows. The Company’s maximum exposure to loss resulting from its involvement with Libra is nil for the year ended December 31, 2024 and $961 for the year ended December 31, 2023 which was the amount due from Libra.

Assets Measured at Fair Value on a Recurring Basis

The assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2025 and December 31, 2024 were $nil and $nil respectively.

During the six months ended June 30, 2025 and 2024, there were no movement in Level 3 assets measured and recorded at fair value on a recurring basis.

5. LONG-TERM INVESTMENT AND FAIR VALUE MEASUREMENT

As of December 31, 2024, the Group’s long-term investment consists of non-marketable investments with carrying value of $15,098,846 and equity method investment at fair value option with carrying value of $nil.

As of December 31, 2023, the Group’s long-term investment consists of non-marketable investments with carrying value of $16,098,846 and equity method investment at fair value option with carrying value of $nil.

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other income (expenses), net in the consolidated statements of operations and comprehensive loss.

The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (expenses), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2024, 2023 and 2022 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Upward adjustments	$—	$6,431,088	$6,108,872
Downward adjustments	—	—	—
Impairment	(1,000,000)	—	(520,821)
Total unrealized (loss) gain from fair value change of non-marketable investments, net	$(1,000,000)	$6,431,088	$5,588,051

The Group holds 622,600 preferred stock of Alzheon, Inc. (“Alzheon”) with initial cost of $2.6 million. Pursuant to ASC 321-10-35-2, as the investment in Alzheon lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. For the year ended December 31, 2024, 2023 and 2022, re-measurement gain amounted to $nil, $6,431,088 and $6,108,872, have been made to the investment in Alzheon according to the most recent transaction price which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer. The carrying value of the investment with Alzheon was $15,098,846 and $ 16,098,846 as of December 31, 2024 and 2023, respectively.

The Group recorded $1 million and $0.5 million impairment for two investments the year ended December 31, 2024 and 2022 since the Group considered the investees’ ability to continue as a going concern and the investment is not recoverable. The carrying value of these two investments was $nil and $1,000,000 as of December 31, 2024 and 2023, respectively

The Group did not sell any non-marketable investments or recorded any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2024, 2023 and 2022.

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2024 and 2023 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	December 31, 2024	December 31, 2023
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments	—	—
Impairment	(1,520,821)	(520,821)
Total carrying value at the end of the year	$15,098,846	$16,098,846

The Group did not transfer any non-marketable investments into marketable securities for the years ended December 31, 2024 and 2023.

For the years ended December 31, 2024 and 2023, one of the non-marketable investments with initial cost of $2.6 million and had $15.1 million carrying value was pledged for a convertible note issued to a related party (Note 15).

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 — Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. For the year ended December 31, 2023, the Group has determined that the carrying value of the investment is not recoverable and this condition is determined to be other-than-temporary. Consequently, an impairment for the investment of nil and $77,200 has been recognized as of December 31, 2024 and 2023.

The Company’s involvement with Libra includes equity ownership as mentioned in above and also amounts due from Libra as disclosed in note 12. The primary risks associated with this involvement include potential financial losses due to Libra’s operational performance or inability to generate sufficient cash flows. The Company’s maximum exposure to loss resulting from its involvement with Libra is nil for the year ended December 31, 2024 and $961 for the year ended December 31, 2023 which was the amount due from Libra.

Assets Measured at Fair Value on a Recurring Basis

The assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2024 and 2023 were $nil and $nil respectively.

For the year ended December 31, 2024, there was no movement in Level 3 assets measured and recorded at fair value on a recurring basis. The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2023.

Common Stock
Balance at January 1, 2023	$77,200
Impairment	(77,200)
Balance at December 31, 2023	$—

For the year ended December 31, 2023, an impairment loss relating to an equity method investment amounted to $77,200, was recorded in other expenses, net, as the Group considered that the carrying amount of the equity method investment may not be recoverable, and this condition is determined to be other-than-temporary.